Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Unrecognized tax benefits:
Beginning balance	$ 4,116	$ 2,451
Increases in tax positions in the current period	1,336	3,572
Decreases related to prior year's tax position	(2,655)	(1,907)
Ending balance	$ 2,797	$ 4,116